Note 23 - Share Capital (Details Textual) - USD ($)			12 Months Ended
		Jul. 02, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 10, 2024	Apr. 10, 2024	Apr. 09, 2024
Statement Line Items [Line Items]
Par value per share (in dollars per share)							$ 0.001	$ 0.0001
Warrants, exercise price, per share (in dollars per share)			$ 5.9
Share reissued from treasury (in shares)			1,485,978	(0)
Payments for share issue costs			$ 6,524,746	$ (0)	$ (0)
Treasury stock shares acquired 1 (in shares)	[1]		268,411	1,103,618
Stock repurchased during period, weighted average purchase price per share (in dollars per share)			$ 14.55	$ 3.29
Purchase of treasury shares			$ 3,904,123	$ 3,626,488
Liabilities for treasury shares			$ 400,720	$ 0
Pre-funded warrants [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares)		3,470,054
Offering price per share (in dollars per share)		$ 17.4999
Warrants, exercise price, per share (in dollars per share)		0.0001
Placement agent warrants [member]
Statement Line Items [Line Items]
Warrants, exercise price, per share (in dollars per share)		$ 21
Warrants and rights outstanding, term 1 (Year)		5 years
Class of warrant or right outstanding 1 (in shares)			120,000
Warrants or rights outstanding		$ 2,187,206
Placement agent warrants [member] | Top of range [member]
Statement Line Items [Line Items]
Number of warrants issued (in shares)		120,000
Class of warrants or rights, number of securities called by warrants or rights 1 (in shares)		120,000
Warrants [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)						$ 5.9
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)			$ 0.001	$ 0.001
Number of shares issued (in shares)			26,356,512	19,443,242
Series C ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)						2,142,858
Issued for direct offering [member]
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares and warrants		$ 105,000,000
Payments for share issue costs		6,530,746
Placement agent fees		$ 6,150,000
Professional fee payable			$ 6,000
Issued for direct offering [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares)		2,529,946
Offering price per share (in dollars per share)		$ 17.5
Share reissued from treasury (in shares)		1,485,978

[1]	In 2025 and 2024, 268,411 and 1,103,618 shares were repurchased at a weighted average purchase price of $14.55 and $3.29 per share, for a total consideration of $3,904,123 and $3,626,488, respectively. Repurchased shares were recorded as treasury shares and are held until the Company’s board of directors designates them for retirement or used for other purposes. As of December 31, 2025 and 2024, liabilities related to the acquisition of treasury shares amounted to $400,720 and $nil, respectively, and are presented within Note 17.